INTANGIBLE ASSETS - Amortization expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS
Amortization of intangible assets	¥ 255,000,000	¥ 58,000,000	¥ 5,000,000
Annual estimated amortization expense for intangible assets subject to amortization
2017	386,006,256
2018	385,701,422
2019	379,498,256
2020	362,549,757
2021	205,505,894
Total	¥ 1,719,261,585